Organization	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

NOTE 1 — ORGANIZATION

Organization.  MGM Resorts International (the “Company”) is a Delaware corporation that acts largely as a holding company and, through wholly owned subsidiaries, owns and/or operates casino resorts. The Company owns and operates the following integrated casino, hotel and entertainment resorts in Las Vegas, Nevada:  Bellagio, MGM Grand Las Vegas, The Mirage, Mandalay Bay, Luxor, New York-New York, Monte Carlo, Excalibur and Circus Circus Las Vegas. Operations at MGM Grand Las Vegas include management of The Signature at MGM Grand Las Vegas, a condominium-hotel consisting of three towers. In April 2015, the Company closed the sale of Railroad Pass and Gold Strike which included related assets in Jean, Nevada. In November 2015, the Company closed the sale of Circus Circus Reno as well as the Company’s 50% interest in Silver Legacy and associated real property, with Eldorado Resorts, Inc. See Note 4 for additional discussion of dispositions. Along with local investors, the Company owns and operates MGM Grand Detroit in Detroit, Michigan. The Company owns and operates the following resorts in Mississippi: Beau Rivage in Biloxi and Gold Strike Tunica.  The Company also owns Shadow Creek, an exclusive world-class golf course located approximately ten miles north of its Las Vegas Strip resorts, Primm Valley Golf Club at the California/Nevada state line and Fallen Oak golf course in Saucier, Mississippi.

The Company owns 51% and has a controlling interest in MGM China Holdings Limited (“MGM China”), which owns MGM Grand Paradise, S.A. (“MGM Grand Paradise”), the Macau company that owns and operates the MGM Macau resort and casino and the related gaming subconcession and land concessions, and is in the process of developing an 18 acre site on the Cotai Strip in Macau (“MGM Cotai”). MGM Cotai will be an integrated casino, hotel and entertainment resort with capacity for up to 500 gaming tables and up to 1,500 slots, and featuring approximately 1,500 hotel rooms. The actual number of gaming tables allocated to MGM Cotai will be determined by the Macau government prior to opening, and such allocation may be less than MGM Cotai’s 500 gaming table capacity. The total estimated project budget is $3.0 billion excluding development fees eliminated in consolidation, capitalized interest and land related costs.

The Company owns 50% of and manages CityCenter, located between Bellagio and Monte Carlo. The other 50% of CityCenter is owned by Infinity World Development Corp, a wholly owned subsidiary of Dubai World, a Dubai, United Arab Emirates government decree entity. CityCenter consists of Aria, an integrated casino, hotel and entertainment resort; Mandarin Oriental Las Vegas, a non-gaming boutique hotel; Crystals, a retail, dining and entertainment district; and Vdara, a luxury condominium-hotel. In addition, CityCenter features residential units in the Residences at Mandarin Oriental and Veer.  See Note 6, Note 11 and Note 17 for additional information related to CityCenter.

The Company owns 50% of the Borgata Hotel Casino & Spa (“Borgata”) located on Renaissance Pointe in the Marina area of Atlantic City, New Jersey. Boyd Gaming Corporation owns the other 50% of Borgata and also operates the resort.  The Company also has a 50% interest in Grand Victoria. Grand Victoria is a riverboat casino in Elgin, Illinois; an affiliate of Hyatt Gaming owns the other 50% of Grand Victoria and also operates the resort.  See Note 6 for additional information regarding the Company’s investments in unconsolidated affiliates.

The Maryland Video Lottery Facility Location Commission has awarded the Company’s subsidiary developing MGM National Harbor a license to build and operate a destination integrated casino, hotel and entertainment resort in Prince George’s County at National Harbor, which is a waterfront development located on the Potomac River just outside of Washington D.C. The expected cost to develop and construct MGM National Harbor is approximately $1.3 billion, excluding capitalized interest and land related costs.  The Company expects the resort to include a casino with approximately 3,600 slots and 160 table games including poker; a 300-room hotel with luxury spa and rooftop pool; 93,100 square feet of high-end branded retail and fine and casual dining; a dedicated 3,000 seat theater venue; 50,000 square feet of meeting and event space; and a 4,700-space parking garage.

A subsidiary of the Company was awarded a casino license to build and operate MGM Springfield in Springfield, Massachusetts. MGM Springfield will be developed on approximately 14 acres of land in downtown Springfield, Massachusetts.  The Company’s plans for the resort currently include a casino with approximately 3,000 slots and 100 table games including poker; a 250-room hotel; 100,000 square feet of retail and restaurant space; 44,000 square feet of meeting and event space; and a 3,375 space parking garage, with an expected development and construction cost of approximately $865 million, excluding capitalized interest and land related costs.

In 2013, the Company formed Las Vegas Arena Company, LLC (the “Las Vegas Arena Company”) with a subsidiary of Anschutz Entertainment Group, Inc. (“AEG”) – a leader in sports, entertainment, and promotions – to design, construct, and operate an arena that will be located on a parcel of the Company’s land between Frank Sinatra Drive and New York-New York, adjacent to the Las Vegas Strip. The Company and AEG each own 50% of Las Vegas Arena Company. Such development is estimated to cost approximately $350 million, excluding capitalized interest and land-related costs.  The Las Vegas Arena Company recently entered into a multi-year naming rights agreement with T-Mobile.  T-Mobile Arena is anticipated to seat between 18,000-20,000 people.  In addition, the Company is building The Park entertainment district which connects to New York-New York, Monte Carlo and T-Mobile Arena. Also, effective January 1, 2016, the Las Vegas Arena Company leases and operates the MGM Grand Garden Arena under a long term lease with an initial 15-year term, plus two 5-year renewal options. See Note 6 and Note 11 for additional information related to Las Vegas Arena Company.

The Company has two reportable segments: wholly owned domestic resorts and MGM China. See Note 16 for additional information about the Company’s segments.